LOANS PAYABLE (Tables)	12 Months Ended
Oct. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
For the years ended October 31, 2014 and 2013, the Company’s loans payable is summarized follows:

	October 31,
	2014	2013
Promissory note	$-0-	$21,214
Non-related third party investors	170,000	170,000
Total Loans payable	$170,000	$191,214